VictoryShares International Volatility Wtd ETF Investment Objectives and Goals - VictoryShares International Volatility Wtd ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VictoryShares International Volatility Wtd ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VictoryShares International Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Volatility Weighted Index (the “Index”) before fees and expenses.